Fees Summary	Oct. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,750,000
Previously Paid Amount	0.00
Total Fee Amount	421.03
Total Offset Amount	0.00
Net Fee	421.03
Narrative - Max Aggregate Offering Price	$ 2,750,000
Final Prospectus	true